Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Index Funds
Entity Central Index Key	0001345125
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 04, 2020
Document Effective Date	Dec. 04, 2020
Prospectus Date	Jul. 28, 2020